MD&A - Risk management and control	12 Months Ended
Dec. 31, 2017
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk and loan underwriting risk: Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue Loan underwriting risk: the risk of loss arising during the holding period of financing transactions which are intended for further distribution ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables which may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk of being unable to generate sufficient funds from assets to meet payment obligations when they fall due, including in times of stress ▲
Audited | Funding risk: the risk of higher-than-expected funding costs due to wider-than-expected UBS credit spreads when existing funding positions mature and need to be rolled over or replaced by other, more expensive funding sources. If a shortage of available funding sources is expected in a stress event, funding risk also covers potential additional losses from forced asset sales ▲

Audited | The Board of Directors (BoD) is responsible for determining the risk principles, risk appetite and major portfolio limits of the Group, including their allocation to the business divisions and Corporate Center units. The BoD is supported by the BoD Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework as approved by the BoD, as well as assesses the Group’s key risk measurement methodologies. The Corporate Culture and Responsibility Committee supports the BoD in fulfilling its duty to safeguard and advance the Group’s reputation for responsible and sustainable conduct. It reviews and assesses stakeholder concerns and expectations pertaining to UBS’s societal performance and corporate culture and recommends appropriate actions to the BoD.

The Group Executive Board (GEB) implements the risk framework, controls the Group’s risk profile and approves key risk policies.

The Group Chief Executive Officer (Group CEO) is responsible for the Group’s results, has risk authority over transactions, positions and exposures, and allocates portfolio limits approved by the BoD within the business divisions and Corporate Center units.

The business division Presidents are accountable for the results of their business divisions. This includes actively managing their risk exposures, and balancing profit potential, risk, balance sheet and capital usage. The regional Presidents facilitate the implementation of UBS’s strategy in their region, and have the mandate to escalate activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (Group CRO) is responsible for Risk Control. Risk Control independently oversees all primary risks and most consequential risks as outlined in “Risk categories” above. This includes establishing methodologies to measure and assess risk, setting risk limits, and developing and operating an appropriate risk control infrastructure. Risk Control is also the central function for model risk management, which includes the validation of models used in the firm. The risk control process is supported by a framework of policies and authorities. Business division and regional Chief Risk Officers have delegated authority for their respective divisions and regions. Moreover, authorities are delegated to risk officers according to their expertise, experience and responsibilities.

The Group Chief Financial Officer (Group CFO) is responsible for assessing and facilitating transparency in the financial performance of the Group and business divisions, and for monitoring whether disclosure of our financial performance meets regulatory requirements and corporate governance standards. The Group CFO manages the Group’s and divisional financial control functions, including financial accounting, controlling, forecasting, planning and reporting processes. Further responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including the management of funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel (Group GC) manages the Group’s legal affairs and is responsible for supporting the Group with effective and timely assessment of legal matters impacting the Group or its businesses and for providing the legal advice required by the Group. The Group GC is further responsible for the management and reporting of all litigation and other significant contentious matters, including all legal proceedings, that involve UBS.

Group Internal Audit (GIA) independently assesses the adherence to our strategy, the effectiveness of governance, risk management and control processes at Group, business division and regional levels, including compliance with legal, regulatory and statutory requirements, as well as with internal policies and contracts. The Head GIA reports to the Chairman of the BoD and, in addition, GIA has a functional reporting line to the Audit Committee.

The above roles and responsibilities are replicated for certain significant legal entities of the Group through the appointment of entity level Presidents, Chief Risk Officers, Chief Financial Officers and General Counsels. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent verification. ▲

UBS AG
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk and loan underwriting risk: Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue Loan underwriting risk: the risk of loss arising during the holding period of financing transactions which are intended for further distribution ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables which may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk of being unable to generate sufficient funds from assets to meet payment obligations when they fall due, including in times of stress ▲
Audited | Funding risk: the risk of higher-than-expected funding costs due to wider-than-expected UBS credit spreads when existing funding positions mature and need to be rolled over or replaced by other, more expensive funding sources. If a shortage of available funding sources is expected in a stress event, funding risk also covers potential additional losses from forced asset sales ▲

Audited | The Board of Directors (BoD) is responsible for determining the risk principles, risk appetite and major portfolio limits of the Group, including their allocation to the business divisions and Corporate Center units. The BoD is supported by the BoD Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework as approved by the BoD, as well as assesses the Group’s key risk measurement methodologies. The Corporate Culture and Responsibility Committee supports the BoD in fulfilling its duty to safeguard and advance the Group’s reputation for responsible and sustainable conduct. It reviews and assesses stakeholder concerns and expectations pertaining to UBS’s societal performance and corporate culture and recommends appropriate actions to the BoD.

The Group Executive Board (GEB) implements the risk framework, controls the Group’s risk profile and approves key risk policies.

The Group Chief Executive Officer (Group CEO) is responsible for the Group’s results, has risk authority over transactions, positions and exposures, and allocates portfolio limits approved by the BoD within the business divisions and Corporate Center units.

The business division Presidents are accountable for the results of their business divisions. This includes actively managing their risk exposures, and balancing profit potential, risk, balance sheet and capital usage. The regional Presidents facilitate the implementation of UBS’s strategy in their region, and have the mandate to escalate activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (Group CRO) is responsible for Risk Control. Risk Control independently oversees all primary risks and most consequential risks as outlined in “Risk categories” above. This includes establishing methodologies to measure and assess risk, setting risk limits, and developing and operating an appropriate risk control infrastructure. Risk Control is also the central function for model risk management, which includes the validation of models used in the firm. The risk control process is supported by a framework of policies and authorities. Business division and regional Chief Risk Officers have delegated authority for their respective divisions and regions. Moreover, authorities are delegated to risk officers according to their expertise, experience and responsibilities.

The Group Chief Financial Officer (Group CFO) is responsible for assessing and facilitating transparency in the financial performance of the Group and business divisions, and for monitoring whether disclosure of our financial performance meets regulatory requirements and corporate governance standards. The Group CFO manages the Group’s and divisional financial control functions, including financial accounting, controlling, forecasting, planning and reporting processes. Further responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including the management of funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel (Group GC) manages the Group’s legal affairs and is responsible for supporting the Group with effective and timely assessment of legal matters impacting the Group or its businesses and for providing the legal advice required by the Group. The Group GC is further responsible for the management and reporting of all litigation and other significant contentious matters, including all legal proceedings, that involve UBS.

Group Internal Audit (GIA) independently assesses the adherence to our strategy, the effectiveness of governance, risk management and control processes at Group, business division and regional levels, including compliance with legal, regulatory and statutory requirements, as well as with internal policies and contracts. The Head GIA reports to the Chairman of the BoD and, in addition, GIA has a functional reporting line to the Audit Committee.

The above roles and responsibilities are replicated for certain significant legal entities of the Group through the appointment of entity level Presidents, Chief Risk Officers, Chief Financial Officers and General Counsels. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent verification. ▲